Other payables (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of terms and conditions of share-based payment arrangement [line items]
Schedule of lender warrants

	December 31,	December 31,
	2021	2020
Lender warrants	$44,997	$250,891

Deferred Share Units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Schedule of share units arrangement liability

	December 31,	December 31,
	2021	2020
Deferred share units	$205,337	$–

Performance Share Units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Schedule of share units arrangement liability

	December 31,	December 31,
	2021	2020
Performance share units	$97,853	$–